Interest in associates and joint ventures - Impairment testing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Disclosure of associates [line items]
Carrying amount	$ 24,384,000,000		$ 22,244,000,000
BoCom
Disclosure of associates [line items]
Period for which the fair value was below carrying amount (in months)	8 years
Impairment loss	$ 0
VIU	21,500,000,000		18,000,000,000
Carrying amount	18,982,000,000	$ 18,982,000,000	17,754,000,000	$ 17,754,000,000
Fair value	$ 10,054,000,000		$ 10,991,000,000